Reconciliation of Federal Income Tax Statutory Rates (Detail) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013
Income Tax [Line Items]
Income taxes at statutory rate									$ 3,076,856	$ 2,122,650
Tax-exempt income									(863,204)	(797,167)
Nondeductible expenses									238,638	326,871
State income tax, net of federal tax effect									215,803	(10,386)
Tax credits									(337,716)	0
Other, net									105,502	(38,375)
Income Tax Expense (Benefit), Total	$ 682,000	$ 641,000	$ 629,000	$ 484,000	$ 572,000	$ 456,000	$ 270,000	$ 306,000	$ 2,435,879	$ 1,603,593
Income taxes at statutory rate, Percent									34.00%	34.00%
Tax-exempt income, Percent									(10.00%)	(13.00%)
Nondeductible expenses, Percent									3.00%	5.00%
State income tax, net of federal tax effect, Percent									2.00%	0.00%
Tax credits, Percent									(4.00%)	0.00%
other, net, Percent									2.00%	0.00%
Income Tax Expense (Benefit), Total, Percent									27.00%	26.00%